PGIM Target Date 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 47.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	87,426	$1,164,519
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	220,956	8,623,894
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	144,810	1,490,090
		11,278,503
Fixed Income — 22.5%
PGIM Core Conservative Bond Fund (Class R6)	111,538	926,882
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	164,718	1,136,551
PGIM TIPS Fund (Class R6)	151,710	1,245,540
PGIM Total Return Bond Fund (Class R6)	176,210	2,044,040
		5,353,013
International Equity — 29.9%
PGIM Global Real Estate Fund (Class R6)	65,894	1,188,073
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	129,759	1,496,118
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	322,906	4,430,274
		7,114,465

Total Long-Term Investments (cost $21,538,453)		23,745,981

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $33,553)	33,553	33,553

TOTAL INVESTMENTS 100.1% (cost $21,572,006)(wa)		23,779,534
Liabilities in excess of other assets (0.1)%		(14,156)

Net Assets 100.0%		$23,765,378

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds